Note 18 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ (20,023)	$ 16,366
Balance	67,248
Less: current portion	15,307	31,604
Non-current portion	51,941	31,874
Fair Value, Inputs, Level 3 [Member]
Balance	63,478	34,188
Amounts recognized on acquisitions	52,802	32,571
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(20,023)	16,366
Resolved and settled in cash	(29,404)	(20,136)
Other	395	489
Balance	67,248	63,478
Less: current portion	15,307	31,604
Non-current portion	$ 51,941	$ 31,874